Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
U.S. statutory federal rate	(34.00%)	(34.00%)
State income taxes, net of federal tax benefit	(5.40%)	(5.60%)
Permanent differences	2.60%	1.50%
Prior year true-ups		(0.10%)
R&D tax credit	(2.10%)	(0.60%)
Change in valuation allowance	38.90%	38.80%
Income tax provision (benefit)